Group Information	12 Months Ended
Dec. 31, 2020
Group Informationtext Block [Abstract]
Group information

24. Group information

Subsidiaries

As at 31 December 2020, the consolidated financial statements of the Group include:

Name	Registered address and country of incorporation	Principal activities	Equity interest
Cazoo Holdings Limited	41 Chalton Street, London, NW1 1JD, United Kingdom	Activities of other holding companies	100%
Cazoo Limited		Sale of used cars and light motor vehicles	– 61,600,000 Ordinary shares – 100% – 30,250,000 Series A shares – 100% – 29,411,765 Series B shares – 100% – 23,470,589 Series C shares – 100%
Cazoo Properties Limited		Activities of other holding companies	100,000 Ordinary shares – 100%
Imperial Car Supermarkets Limited		Sale of used cars and light motor vehicles	900 Ordinary shares – 100%
Imperial Cars of Swanwick Limited		Sale of used cars and light motor vehicles	1000 Ordinary shares – 100%
Carsaz Limited		Sale of used cars and light motor vehicles	25 Ordinary shares – 100%